Significant Accounting Policies and Estimates - Schedule of Disaggregate Revenue into Four Revenue Streams (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregate Revenue into Four Revenue Streams [Line Items]
Total revenues	$ 12,809,211	$ 11,574,877	$ 13,161,560
Entrusted recruitment service [Member]
Schedule of Disaggregate Revenue into Four Revenue Streams [Line Items]
Total revenues	42,174	1,487,188	2,749,483
Project outsourcing service [Member]
Schedule of Disaggregate Revenue into Four Revenue Streams [Line Items]
Total revenues	12,763,987	10,086,496	9,844,007
Labor dispatching service [Member]
Schedule of Disaggregate Revenue into Four Revenue Streams [Line Items]
Total revenues			538,583
Other serivces [Member]
Schedule of Disaggregate Revenue into Four Revenue Streams [Line Items]
Total revenues	$ 3,050	$ 1,193	$ 29,487